Information about Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2020
Information About Subsidiaries [abstract]
Schedule of subsidiaries

			06.30.20		06.30.19
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Torodur S.A.	Uruguay	Investment	100.00%	-	100.00%	-
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.95%	0.05%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%
Entretenimiento Universal S.A.	Argentina	Event organization and others	98.75%	1.25%	98.75%	1.25%
Fibesa S.A.	Argentina	Mandatory	100.00%	-	100.00%	-
Centro de entretenimiento La Plata S.A.	Argentina	Real estate	100.00%	-	100.00%	-
La Maltería S.A	Argentina	Real estate	-	100.00%	100.00%	-
Pareto S.A	Argentina	Design and software development	69.96%	30.04%	69.96%	30.04%

Schedule of financial information of subsidiaries

	Current assets	Non- current assets	Current liabilities	Non- current liabilities	Net assets	% of ownership interest held by non- controlling interests	Book value of non- controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.20	464,806	26,131,918	1,287,274	5,884,572	19,424,878	20%	3,884,975	80%	15,539,902
06.30.19	894,268	19,820,241	950,060	5,593,408	14,171,041	20%	2,834,208	80%	11,336,832

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non- controlling interest
06.30.20	2,027,772	5,984,852	1,092,451	(240,902)	(1,192,318)	(340,769)	-
06.30.19	2,213,660	491,630	1,064,156	(712,195)	(165,054)	186,907	-